                                     [LOGO]

                           BERKELEY MONEY MARKET FUND

                                 ANNUAL REPORT

                                October 31, 1998

                                     [LOGO]

Dear Shareholder:

We welcome the opportunity to provide you with a summary of developments affecting the performance of the Berkeley Money Market Fund (the "Fund") and our investment strategy.

Since the Fund's last report, the crisis in international markets, particularly debt defaults by the Russian government and the subsequent widening of credit spreads, led the Federal Reserve to lower short term interest rates by an aggregate of 75 basis points. This action caused the yield curve to steepen, with money market instruments yields falling more than yields on longer term bonds.

The domestic economy also is showing signs of slowing. Third quarter Gross Domestic Product (GDP) was fairly strong at 3.9%, but much of this growth was due to a build-up in inventories that should negatively impact the fourth quarter. Also contributing to the slowdown is the widening trade deficit and the weakening job creation rate.

In this environment, we believe, along with most observers, that the Federal Reserve will continue to lower interest rates in an attempt to steer the economy towards a "soft landing". We are not forecasting a recession in 1999, and anticipate that an improvement in Asian economies could lead to stronger growth in the year 2000.

As of October 31, 1998, the 7-day yield was 4.73% and the 7-day effective yield was 4.84%.

Thank you for your investment in Berkeley Money Market Fund.

Sincerely,

/s/ William F. Cox

William F. Cox
Portfolio Manager
November 19, 1998

BERKELEY MONEY MARKET FUND
----------------------------------------------------------------------

Schedule of Investments
October 31, 1998

                                                            PRINCIPAL   AMORTIZED
                                                             AMOUNT        COST
                                                           -----------  ----------
COMMERCIAL PAPER - 80.6%
ASSET BACKED SECURITIES - 8.8%
Barton Capital Corp., 5.26%, 11/20/98                       $4,300,000  $4,288,063
Cooperative Association Tractor Dealers, 5.22%, 12/8/98     1,000,000      994,635
Cooperative Association Tractor Dealers, 5.25%, 11/13/98    1,185,000    1,182,926
Cooperative Association Tractor Dealers, 5.37%, 11/2/98     1,220,000    1,219,818
Dakota Trust Certificates, 5.27%, 11/9/98                   4,000,000    3,995,316
                                                                        ----------
                                                                        11,680,758
                                                                        ----------
AUTOMOTIVE - 12.4%
Ford Motor Credit Co., 5.26%, 11/6/98                       6,000,000    5,995,617
General Motors Acceptance Corp., 5.22%, 11/13/98            5,000,000    4,991,300
Hertz Corp., 5.11%, 11/16/98                                5,500,000    5,488,290
                                                                        ----------
                                                                        16,475,207
                                                                        ----------
BANKING - 0.7%
Bankers Trust Corp., 5.50%, 1/14/99                         1,000,000      988,695
                                                                        ----------
BROKERAGE FIRM - 8.2%
Goldman Sachs Group, L.P., 5.27%, 11/3/98                   6,000,000    5,998,243
Merrill Lynch & Co. Inc., 5.07%, 11/25/98                   5,000,000    4,983,100
                                                                        ----------
                                                                        10,981,343
                                                                        ----------
CONSUMER PRODUCTS - 2.5%
Allergan Inc., 5.27%, 11/17/98                              2,000,000    1,995,316
Allergan Inc., 5.30%, 11/03/98                              1,362,000    1,361,599
                                                                        ----------
                                                                         3,356,915
                                                                        ----------
ENERGY - 4.5%
Shell Deer Park Cogen Trust, 5.27%, 11/3/98                 6,000,000    5,998,243
                                                                        ----------
FINANCIAL SERVICES - 7.5%
Countrywide Home Loans, 5.20%, 1/4/99                       4,000,000    3,963,022
General Electric Capital Corp., 5.25%, 11/4/98              6,000,000    5,997,375
                                                                        ----------
                                                                         9,960,397
                                                                        ----------

               SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

BERKELEY MONEY MARKET FUND
----------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
October 31, 1998

                                                            PRINCIPAL   AMORTIZED
                                                             AMOUNT        COST
                                                           -----------  ----------
INDUSTRIAL - 11.1%
Albertson's Inc., 5.12%, 11/9/98                            $6,000,000  $5,993,173
Dupont EI de Nemours Co., 5.08%, 11/24/98                   3,000,000    2,990,263
Harley Davidson Funding Corp., 5.22%, 11/2/98                 800,000      799,884
Knight-Ridder Inc., 5.27%, 11/5/98                          2,500,000    2,498,536
Motorola Inc., 5.14%, 12/1/98                               2,550,000    2,539,078
                                                                        ----------
                                                                        14,820,934
                                                                        ----------
INSURANCE - 11.2%
Aetna Services Inc., 5.26%, 11/9/98                         4,000,000    3,995,325
Aetna Services Inc., 5.27%, 11/12/98                        2,000,000    1,996,779
CIGNA Corporation, 5.12%, 11/6/98                           6,000,000    5,995,733
USAA Capital Corp., 5.19%, 11/9/98                          3,000,000    2,996,540
                                                                        ----------
                                                                        14,984,377
                                                                        ----------
TECHNOLOGY - 4.5%
Lucent Technologies, 5.10%, 11/10/98                        2,000,000    1,997,450
Lucent Technologies, 5.25%, 11/12/98                        4,000,000    3,993,583
                                                                        ----------
                                                                         5,991,033
                                                                        ----------
UTILITY - 9.2%
GTE Corporation, 5.28%, 11/9/98                             3,000,000    2,996,480
GTE Corporation, 5.32%, 11/6/98                             3,000,000    2,997,783
PG&E Corporation, 5.14%, 11/2/98                            6,300,000    6,299,100
                                                                        ----------
                                                                        12,293,363
                                                                        ----------
TOTAL COMMERCIAL PAPER                                                  107,531,265
                                                                        ----------

CORPORATE NOTES/BONDS - 14.5%
ASSET BACKED SECURITIES - 2.2%
Arcadia Automobile Receivables Trust, 5.63%, 7/15/99        1,016,431    1,016,431
WFS Financial Owner Trust, 5.66%, 7/20/99                   2,006,095    2,006,095
                                                                        ----------
                                                                         3,022,526
                                                                        ----------

               SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS

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                                       3

BERKELEY MONEY MARKET FUND
----------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
October 31, 1998

                                                            PRINCIPAL   AMORTIZED
                                                             AMOUNT        COST
                                                           -----------  ----------
BANKING - 5.3%
First Union National Bank, 5.83%, 4/29/99                   $4,000,000  $4,000,000
KeyCorp, 8.40%, 4/1/99                                      3,000,000    3,029,231
                                                                        ----------
                                                                         7,029,231
                                                                        ----------
CONSUMER PRODUCTS - 5.5%
Anheuser Busch, 5.48%, 12/16/98                             4,000,000    3,998,761
JC Penny Co. Inc., 5.38%, 11/15/98                          3,310,000    3,309,379
                                                                        ----------
                                                                         7,308,140
                                                                        ----------
FINANCIAL SERVICES - 1.5%
Household Finance Corp., 5.19%, 3/30/99                     2,000,000    1,999,488
                                                                        ----------
TOTAL CORPORATE NOTES/BONDS                                             19,359,385
                                                                        ----------

U.S. GOVERNMENT AGENCY - 0.3%
U.S. Treasury Bill, 3.38%, 11/12/98                           360,000      359,628
                                                                        ----------
TOTAL GOVERNMENT AGENCY                                                    359,628
                                                                        ----------

                                                            NUMBER OF   AMORTIZED
                                                             SHARES        COST
                                                           -----------  ----------
INVESTMENT COMPANIES - 4.9%
Fidelity Colchester Domestic Fund, Class I                  6,512,708    6,512,708
                                                                        ----------
TOTAL INVESTMENT COMPANIES                                               6,512,708
                                                                        ----------

TOTAL INVESTMENTS - 100.3%                                              133,762,986

LIABILITIES LESS OTHER ASSETS - (0.3)%                                    (335,026)
                                                                        ----------

NET ASSETS - 100.0%                                                     $133,427,960
                                                                        ----------
                                                                        ----------

               SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

BERKELEY MONEY MARKET FUND
----------------------------------------------------------------------

Statement of Assets and Liabilities
October 31, 1998

ASSETS
Investments, at value based on amortized cost                                   $133,762,986
Interest receivable                                                                 303,659
Organization expenses, net                                                          103,962
Prepaid assets                                                                       14,099
Cash                                                                                    937
                                                                                -----------
TOTAL ASSETS                                                                    134,185,643
                                                                                -----------

LIABILITIES
Dividends payable                                                                   566,265
Payable to Investment Manager                                                        85,796
Accrued expenses and other liabilities                                              105,622
                                                                                -----------
TOTAL LIABILITIES                                                                   757,683
                                                                                -----------

NET ASSETS                                                                      $133,427,960
                                                                                -----------
                                                                                -----------

CAPITAL STOCK
$0.01 par value; unlimited number shares authorized
Shares issued and outstanding                                                   133,427,960
                                                                                -----------
                                                                                -----------

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                              $1.00
                                                                                -----------
                                                                                -----------

               SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

BERKELEY MONEY MARKET FUND
----------------------------------------------------------------------

Statement of Operations
For the Period Beginning March 23, 1998(1) through October 31, 1998

INVESTMENT INCOME:
Interest income                                                                   $4,338,090
                                                                                  ---------

EXPENSES:
Investment management fees                                                          192,672
Shareholder servicing fees                                                          192,672
Fund administration fees                                                             49,079
Fund accounting fees                                                                 28,703
Transfer agent fees                                                                  11,819
Custodian fees                                                                       12,349
Professional fees                                                                    27,454
Registration and filing fees                                                         45,001
Amortization of organization costs                                                   14,473
Trustees' fees and expenses                                                           5,632
Other                                                                                17,491
                                                                                  ---------
TOTAL EXPENSES BEFORE REDUCTION                                                     597,345
Less fee reduction and reimbursable expenses by Manager                            (111,811)
                                                                                  ---------
NET EXPENSES                                                                        485,534
                                                                                  ---------

NET INVESTMENT INCOME                                                             $3,852,556
                                                                                  ---------
                                                                                  ---------

  (1) COMMENCEMENT OF OPERATIONS

               SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS

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                                       6

BERKELEY MONEY MARKET FUND
----------------------------------------------------------------------

Statement of Changes in Net Assets
For the Period Beginning March 23, 1998(1) through October 31, 1998

OPERATIONS:
Net investment income                                                           $ 3,852,556
                                                                                -----------
Net increase in net assets resulting from operations                              3,852,556
                                                                                -----------
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income                                                            (3,852,626)
                                                                                -----------
FUND SHARE TRANSACTIONS:
Proceeds from shares sold                                                       222,429,042
Reinvestment of dividends                                                           141,573
Cost of shares redeemed                                                         (89,242,585)
                                                                                -----------
Increase in net assets resulting from fund share transactions                   133,328,030
                                                                                -----------
TOTAL INCREASE IN NET ASSETS                                                    133,327,960
NET ASSETS:
Beginning of period                                                                 100,000
                                                                                -----------
End of period                                                                   $133,427,960
                                                                                -----------
                                                                                -----------

  (1) COMMENCEMENT OF OPERATIONS

               SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

BERKELEY MONEY MARKET FUND
----------------------------------------------------------------------

Financial Highlights for a Share Outstanding Throughout Each Period For the Period Beginning March 23, 1998(1) through October 31, 1998

NET ASSET VALUE AT BEGINNING OF PERIOD                                                $1.00
                                                                                -----------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                                                  0.03
                                                                                -----------
Total from investment operations                                                       0.03
                                                                                -----------

LESS DISTRIBUTION TO SHAREHOLDERS:
Dividends from net investment income                                                 ($0.03)
                                                                                -----------
Total distributions                                                                  ($0.03)
                                                                                -----------

NET ASSET VALUE AT END OF PERIOD                                                      $1.00
                                                                                -----------
                                                                                -----------

TOTAL RETURN (NOT ANNUALIZED)                                                         3.11%

SUPPLEMENTAL DATA AND RATIOS:
Net assets at end of period                                                     $133,427,960
Ratio of net expenses to average net assets(2)                                        0.63%
Ratio of net investment income to average net assets(2)                               4.99%

  (1) COMMENCEMENT OF OPERATIONS.

  (2) ANNUALIZED. NET OF FEES WAIVED AMOUNTING TO 0.15% OF AVERAGE NET ASSETS.

               SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                                 BERKELEY FUNDS
                           BERKELEY MONEY MARKET FUND

                       Notes to the Financial Statements

                                October 31, 1998

1.  ORGANIZATION

    Berkeley Money Market Fund (the "Fund"), formerly named Berkeley Capital Management Money Market Fund, is a diversified investment portfolio of Berkeley Funds (the "Trust"), an open-end, management investment company. The Trust, formerly named Berkeley Capital Management Funds, is a business trust organized under the laws of Delaware on October 28, 1996 and is registered under the Investment Company Act of 1940, as amended. Berkeley Money Market Fund commenced operations on March 23, 1998.

2.  SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

    VALUATION OF SECURITIES
    Securities are stated at amortized cost, which approximates market value. Under this method, all investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

    SECURITY TRANSACTIONS AND INCOME RECOGNITION
    The Fund recognizes interest income on an accrual basis. Discounts and premiums are amortized over the life of the respective securities. Investment and shareholder transactions are recorded on trade date. Realized gains and losses from investment transactions are reported on an identified cost basis. Permanent book and tax basis differences relating to shareholder distributions will be reclassified to capital stock.

    DISTRIBUTIONS TO SHAREHOLDERS
    Dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, will be declared at least annually.

    FEDERAL INCOME TAXES
    The Fund intends to comply with the requirements necessary to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and to make the requisite distributions of income and realized net capital gains, if any, to shareholders sufficient to

                                 BERKELEY FUNDS
                           BERKELEY MONEY MARKET FUND

                 Notes to the Financial Statements (Continued)

                                October 31, 1998

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED) relieve it from all or substantially all federal income taxes. Accordingly, no federal income tax provision is required.

    ORGANIZATION COSTS
    Costs incurred by the Fund in connection with the organization, registration and the initial public offering of shares, are being deferred and amortized on a straight line basis over the period of benefit, but not to exceed 60 months from the Fund's commencement of operations. These costs were advanced by Berkeley Capital Management (the "Manager") and are to be reimbursed by the Fund. In the event that any of the initial shares purchased by Berkeley International Securities Corporation, an affiliate of the Manager, are redeemed during the amortization period, the Fund will be reimbursed for any remaining unamortized costs in the same proportion as the number of initial shares redeemed bears to the total number of initial shares outstanding at the time of such redemption.

3.  INVESTMENT MANAGEMENT AND SHAREHOLDER SERVICE AGREEMENTS

    The Trust has an agreement with the Manager, with whom certain officers and trustees of Berkeley Funds are affiliated, to furnish investment management services to the Fund. Under the terms of this agreement, the Manager will receive an annual fee of 0.25% of the Fund's average daily net assets. The investment management agreement (the "Agreement") allows the Manager to voluntarily reduce any portion of its management fee under the Agreement and to reimburse all or a portion of the Fund's expenses. The Agreement permits the Manager to seek reimbursement of any reductions made to its management fee and payments made to limit expenses which are the responsibility of the Fund within the three-year period following such reduction, subject to the Fund's ability to effect such reimbursement and remain in compliance with applicable expense limitations. At such time as it appears probable that the Manager will seek such reimbursement, the amount of reimbursement that the Fund is able to effect will be accrued as an expense of the Fund for that current period. On October 31, 1998, the amount of expense reductions eligible for reimbursement was $111,811.

    Pursuant to a shareholder services agreement, the Manager will provide, or arrange for others to provide, certain specified shareholder services to shareholders of the Fund. As compensation for the provision of shareholder services, the Fund will pay the Manager up to 0.25% of the Fund's average daily net assets on an annual basis, payable monthly.

4.  FEES REDUCTION AND REIMBURSABLE EXPENSES

    For the period beginning March 23, 1998 through October 31, 1998, the Manager voluntarily reduced its management fee by $111,811.

BERKELEY MONEY MARKET FUND
----------------------------------------------------------------------

Report of Independent Accountants

To the Shareholders and Board of Trustees of Berkeley Money Market Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Berkeley Money Market Fund (constituting Berkeley Funds, hereafter referred to as the "Fund") at October 31, 1998, the results of its operations, the changes in its net assets and the financial highlights for the period indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at October 31, 1998 by correspondence with the custodian, provides a reasonable basis for the opinion expressed above.

/s/ PricewaterhouseCoopers LLP

Milwaukee, Wisconsin
December 11, 1998

               BERKELEY MONEY MARKET FUND

                   This report and the financial statements contained herein are provided for the general information of the shareholders of the Berkeley Funds. This report is not authorized for distribution to prospective investors in the Berkeley Funds unless preceded or accompanied by an effective prospectus.

                   Please remember that money market yields fluctuate and past performance is no guarantee of future results. The Fund seeks to maintain a stable $1.00 share price to protect your principal; as with all money funds, there can be no assurance that the Fund will be able to maintain a $1.00 net asset value per share. It is also important to understand that your investment in the Fund is not insured or guaranteed by the U.S. Government.

                   For more information on Berkeley Funds,
                   including charges and expenses, please
                   call 888-889-0799 for a free prospectus.
                   Read it carefully before you invest or
                   send money.

                                     [LOGO]

                                 Berkeley Funds
                       650 California Street, Suite 2800
                            San Francisco, CA 94108